Fair Value Measurements (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 10, 2021	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Transfers in and out of level 3		$ 0	$ 0	$ 0
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants threshold waiting period for public trading	52 days